CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2019	$ 613,993	$ 4,863	$ 202,619	$ 418,923	$ (131,604)	$ 494,801	$ 119,192
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	66,752			52,488		52,488	14,264	$ 4,500
Proceeds from exercise of stock options	(130)		(130)			(130)
Issuance of common stock in connection with initial public offering, net of underwriting discounts and issuance costs	153	2	104	47		153
Share of repayment of receivable from affiliates	787			787		787
Dividends declared	(28,780)			(11,875)		(11,875)	(16,905)	(6,444)
Other noncontrolling interest activity, net	1,386			(33)		(33)	1,419
Other redeemable noncontrolling interest activity, net	(3,983)		(4,361)	378		(3,983)		2,560
Other comprehensive income (loss), net of tax	7,737				2,801	2,801	4,936	(1,190)
Equity at end of period at Dec. 31, 2020	657,915	4,865	198,232	460,715	(128,803)	535,009	122,906
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2019								30,891
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	66,752			52,488		52,488	14,264	4,500
Dividends declared	(28,780)			(11,875)		(11,875)	(16,905)	(6,444)
Other redeemable noncontrolling interest activity, net	(3,983)		(4,361)	378		(3,983)		2,560
Other comprehensive income (loss), net of tax	7,737				2,801	2,801	4,936	(1,190)
Redeemable noncontrolling interest at end of period at Dec. 31, 2020								30,317
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	13,504			(7,219)		(7,219)	20,723	3,304
Proceeds from exercise of stock options	7,041	56	6,985			7,041
Cancellation of treasury stock		(263)	263
Share issuance to C&C Parties	190,674	119	190,555			190,674
Conversion of ordinary shares to common stock in connection with initial public offering		(4,096)	4,096
Issuance of common stock in connection with initial public offering, net of underwriting discounts and issuance costs	399,144	268	398,876			399,144
Share of repayment of receivable from affiliates	469		469			469
Dividends declared	(40,410)			(24,699)		(24,699)	(15,711)	(5,972)
Stock-based compensation	786	1	785			786
Other noncontrolling interest activity, net	9,816		(1,706)			(1,706)	11,522
Other redeemable noncontrolling interest activity, net	(6,332)		(6,332)			(6,332)		6,181
Reclassification of pension activity				(15,462)	15,462
Other comprehensive income (loss), net of tax	(19,977)				(12,578)	(12,578)	(7,399)	(1,054)
Equity at end of period at Dec. 31, 2021	1,212,630	950	792,223	413,335	(125,919)	1,080,589	132,041
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	13,504			(7,219)		(7,219)	20,723	3,304
Dividends declared	(40,410)			(24,699)		(24,699)	(15,711)	(5,972)
Other redeemable noncontrolling interest activity, net	(6,332)		(6,332)			(6,332)		6,181
Other comprehensive income (loss), net of tax	(19,977)				(12,578)	(12,578)	(7,399)	(1,054)
Redeemable noncontrolling interest at end of period at Dec. 31, 2021								32,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	108,235			86,496		86,496	21,739	3,455
Dividends declared	(48,282)			(30,582)		(30,582)	(17,700)	(4,085)
Stock-based compensation	4,341	(1)	4,342			4,341
Other noncontrolling interest activity, net	(6,762)		(900)			(900)	(5,862)
Other redeemable noncontrolling interest activity, net	(602)		(602)			(602)		602
Other comprehensive income (loss), net of tax	17,114				21,786	21,786	(4,672)	(437)
Equity at end of period at Dec. 31, 2022	1,286,674	$ 949	795,063	469,249	(104,133)	1,161,128	125,546
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	108,235			86,496		86,496	21,739	3,455
Dividends declared	(48,282)			$ (30,582)		(30,582)	(17,700)	(4,085)
Other redeemable noncontrolling interest activity, net	(602)		$ (602)			(602)		602
Other comprehensive income (loss), net of tax	$ 17,114				$ 21,786	$ 21,786	$ (4,672)	(437)
Redeemable noncontrolling interest at end of period at Dec. 31, 2022								$ 32,311